Parametric Global Small-Cap Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation .
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Parametric Global Small-Cap Fund Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Parametric Global Small-Cap Fund Class I
Management Fees		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.30%
Total Annual Fund Operating Expenses		1.00%
Expense Reimbursement	[1]	(0.15%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.85%
[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.85 % for Fund shares. This expense reimbursement will continue through May 31, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, sub-adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Parametric Global Small-Cap Fund Class I	87	303

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover is shown for the Fund because it has just commenced operations.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of small-cap companies located throughout the world, including the United States (the “80% Policy”).  The portfolio managers generally consider small-cap companies to be companies having a market capitalization that falls within the range of companies included in the Russell Global 2000 Index (the “Index”).  The Index is an unmanaged index of 2,000 companies located in the United States, and other developed and emerging markets countries .  The Fund expects to invest primarily in securities of issuers included in the Index.

The Fund’s non-U.S. investments may include companies located in developed and/or emerging market countries.  Under normal market conditions, the Fund will invest at least 40% of its net assets in companies located outside the United States or, if conditions are not deemed favorable by the portfolio managers , the Fund will invest at least 30% of its net assets in companies located outside the United States.  A company will be considered to be located outside the United States if it is domiciled in or derives more than 50% of its revenues or profits from non-U.S. countries.  The Fund may invest in securities trading in the form of depositary receipts.  The Fund may also invest in other pooled investment vehicles .

The Fund may engage in derivative transactions as a substitute for the purchase or sale of securities or currencies or to attempt to mitigate the adverse effects of foreign currency fluctuations. Such transactions may include forward foreign currency exchange contracts, options and equity-linked securities (such as participation notes, equity swaps and zero strike calls and warrants).

The Fund seeks to employ a top-down, disciplined investment process that emphasizes broad exposure and diversification among small-cap companies located throughout the world, including the United States.  This rules-based strategy utilizes targeted allocation and systematic rebalancing to take advantage of certain quantitative and behavioral characteristics of small-cap companies identified by the portfolio managers. The portfolio managers select and allocate to issuers based on factors such as size, liquidity, and perceived risk and potential for growth of the issuer. The Fund maintains a bias towards broad country inclusion; that is, the Fund intends to allocate its portfolio holdings to securities in more countries rather than fewer countries. The Fund’s security allocations are rebalanced to their target weights if they exceed certain pre-determined tolerance bounds. The frequency of rebalancing depends on the volatility and trading costs of the security. This has the effect of reducing exposure to securities in countries with strong relative performance and increasing exposure to securities in countries which have underperformed. In selecting securities, the Fund seeks to maintain exposure across key economic sectors . Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers use an optimization model to select individual securities as representatives of their countries and economic sectors with the objective of minimizing portfolio risk, maintaining broad diversification and reducing overall portfolio volatility.

Principal Risks

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as small-cap stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Rules-Based Management Risks.  The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to market risk.  The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based investment process and a disciplined rebalancing model.  The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.

Parametric Global Small-Cap Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation .
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Parametric Global Small-Cap Fund Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Parametric Global Small-Cap Fund Class I
Management Fees		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.30%
Total Annual Fund Operating Expenses		1.00%
Expense Reimbursement	[1]	(0.15%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.85%
[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.85 % for Fund shares. This expense reimbursement will continue through May 31, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, sub-adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Parametric Global Small-Cap Fund Class I	87	303

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover is shown for the Fund because it has just commenced operations.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of small-cap companies located throughout the world, including the United States (the “80% Policy”).  The portfolio managers generally consider small-cap companies to be companies having a market capitalization that falls within the range of companies included in the Russell Global 2000 Index (the “Index”).  The Index is an unmanaged index of 2,000 companies located in the United States, and other developed and emerging markets countries .  The Fund expects to invest primarily in securities of issuers included in the Index.

The Fund’s non-U.S. investments may include companies located in developed and/or emerging market countries.  Under normal market conditions, the Fund will invest at least 40% of its net assets in companies located outside the United States or, if conditions are not deemed favorable by the portfolio managers , the Fund will invest at least 30% of its net assets in companies located outside the United States.  A company will be considered to be located outside the United States if it is domiciled in or derives more than 50% of its revenues or profits from non-U.S. countries.  The Fund may invest in securities trading in the form of depositary receipts.  The Fund may also invest in other pooled investment vehicles .

The Fund may engage in derivative transactions as a substitute for the purchase or sale of securities or currencies or to attempt to mitigate the adverse effects of foreign currency fluctuations. Such transactions may include forward foreign currency exchange contracts, options and equity-linked securities (such as participation notes, equity swaps and zero strike calls and warrants).

The Fund seeks to employ a top-down, disciplined investment process that emphasizes broad exposure and diversification among small-cap companies located throughout the world, including the United States.  This rules-based strategy utilizes targeted allocation and systematic rebalancing to take advantage of certain quantitative and behavioral characteristics of small-cap companies identified by the portfolio managers. The portfolio managers select and allocate to issuers based on factors such as size, liquidity, and perceived risk and potential for growth of the issuer. The Fund maintains a bias towards broad country inclusion; that is, the Fund intends to allocate its portfolio holdings to securities in more countries rather than fewer countries. The Fund’s security allocations are rebalanced to their target weights if they exceed certain pre-determined tolerance bounds. The frequency of rebalancing depends on the volatility and trading costs of the security. This has the effect of reducing exposure to securities in countries with strong relative performance and increasing exposure to securities in countries which have underperformed. In selecting securities, the Fund seeks to maintain exposure across key economic sectors . Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers use an optimization model to select individual securities as representatives of their countries and economic sectors with the objective of minimizing portfolio risk, maintaining broad diversification and reducing overall portfolio volatility.

Principal Risks

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as small-cap stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Rules-Based Management Risks.  The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to market risk.  The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based investment process and a disciplined rebalancing model.  The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2012
Registrant Name	dei_EntityRegistrantName	Eaton Vance Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 19, 2012
Prospectus Date	rr_ProspectusDate	Dec 19, 2012
Parametric Global Small-Cap Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation .
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover is shown for the Fund because it has just commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of small-cap companies located throughout the world, including the United States (the “80% Policy”).  The portfolio managers generally consider small-cap companies to be companies having a market capitalization that falls within the range of companies included in the Russell Global 2000 Index (the “Index”).  The Index is an unmanaged index of 2,000 companies located in the United States, and other developed and emerging markets countries .  The Fund expects to invest primarily in securities of issuers included in the Index.

The Fund’s non-U.S. investments may include companies located in developed and/or emerging market countries.  Under normal market conditions, the Fund will invest at least 40% of its net assets in companies located outside the United States or, if conditions are not deemed favorable by the portfolio managers , the Fund will invest at least 30% of its net assets in companies located outside the United States.  A company will be considered to be located outside the United States if it is domiciled in or derives more than 50% of its revenues or profits from non-U.S. countries.  The Fund may invest in securities trading in the form of depositary receipts.  The Fund may also invest in other pooled investment vehicles .

The Fund may engage in derivative transactions as a substitute for the purchase or sale of securities or currencies or to attempt to mitigate the adverse effects of foreign currency fluctuations. Such transactions may include forward foreign currency exchange contracts, options and equity-linked securities (such as participation notes, equity swaps and zero strike calls and warrants).

The Fund seeks to employ a top-down, disciplined investment process that emphasizes broad exposure and diversification among small-cap companies located throughout the world, including the United States.  This rules-based strategy utilizes targeted allocation and systematic rebalancing to take advantage of certain quantitative and behavioral characteristics of small-cap companies identified by the portfolio managers. The portfolio managers select and allocate to issuers based on factors such as size, liquidity, and perceived risk and potential for growth of the issuer. The Fund maintains a bias towards broad country inclusion; that is, the Fund intends to allocate its portfolio holdings to securities in more countries rather than fewer countries. The Fund’s security allocations are rebalanced to their target weights if they exceed certain pre-determined tolerance bounds. The frequency of rebalancing depends on the volatility and trading costs of the security. This has the effect of reducing exposure to securities in countries with strong relative performance and increasing exposure to securities in countries which have underperformed. In selecting securities, the Fund seeks to maintain exposure across key economic sectors . Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers use an optimization model to select individual securities as representatives of their countries and economic sectors with the objective of minimizing portfolio risk, maintaining broad diversification and reducing overall portfolio volatility.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of small-cap companies located throughout the world, including the United States (the “80% Policy”).  The portfolio managers generally consider small-cap companies to be companies having a market capitalization that falls within the range of companies included in the Russell Global 2000 Index (the “Index”).  The Index is an unmanaged index of 2,000 companies located in the United States, and other developed and emerging markets countries .  The Fund expects to invest primarily in securities of issuers included in the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as small-cap stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Rules-Based Management Risks.  The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to market risk.  The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based investment process and a disciplined rebalancing model.  The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.
Parametric Global Small-Cap Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EGSIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303

[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.85 % for Fund shares. This expense reimbursement will continue through May 31, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, sub-adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.